Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Net Investment in Leases
The net investment in leases are as follows:

	December 31,
	2021	2020
Net investment in leases, current	$411	$398
Net investment in leases, non-current	5,179	3,101
Total net investment in leases	$5,590	$3,499

Future Minimum Payments Receivable from Operating Leases
Future minimum payments receivable from operating and sales-type leases as of December 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2022	$803	$395
2023	384	469
2024	—	548
2025	—	828
2026	—	828
Thereafter	—	3,061
Total minimum lease payments	$1,187	$6,129

Future Minimum Payments Receivable from Sales-Type Leases
Future minimum payments receivable from operating and sales-type leases as of December 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2022	$803	$395
2023	384	469
2024	—	548
2025	—	828
2026	—	828
Thereafter	—	3,061
Total minimum lease payments	$1,187	$6,129

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities as of December 31, 2021 were as follows (in thousands):

2022	$5,419
2023	4,796
2024	3,733
2025	3,148
2026	2,615
Thereafter	12,096
Total undiscounted lease payment	31,807
Less: imputed interest	(6,760)
Total lease liabilities	$25,047

Supplemental Cash Flow Information
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$17,573	$7

Operating Lease Right-Of-Use Assets and Liabilities
Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Operating leases
Operating lease right-of-use assets	$24,282	$10,310
Operating lease liabilities, current	$4,084	$3,153
Operating lease liabilities, non-current	20,963	7,891
Total operating lease liabilities	$25,047	$11,044